Net Income (Loss) Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Income (Loss) Per Share [Abstract]
Net income (loss) attributable to China Finance Online Co. Limited	$ (36,736,553)	$ (1,678,813)	$ 22,482,416
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	113,601,949	113,213,912	110,997,871
Plus: Incremental shares from assumed conversions of stock options, restricted shares and nonvested shares			14,131,892
Weighted average ordinary shares outstanding used in computing diluted net income (loss) per share	113,601,949	113,213,912	125,129,763
Net income (loss) per share attributable to China Finance Online Co. Limited
- basic	$ (0.32)	$ (0.01)	$ 0.20
- diluted	$ (0.32)	$ (0.01)	$ 0.18